Statements of Convertible Preferred Stock and Stockholders' (Deficit) Equity Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Common stock [Member]
Share price (in USD per share)	$ 12
Stock issuance costs	$ 7,100
Warrant exercise price (in USD per share)	$ 12
Series B convertible preferred stock [Member]
Share price (in USD per share)		$ 9.41	$ 9.41
Stock issuance costs		10
Series C convertible preferred stock [Member]
Share price (in USD per share)			$ 8.18
Stock issuance costs			$ 251